Business Combinations and Disposals - Income Statement Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of detailed information about business combination [line items]
(Loss) income before income taxes	$ 2,939		$ 52,913	$ 65,669	$ 89,648
Delek
Disclosure of detailed information about business combination [line items]
Total revenues				3,672
(Loss) income before income taxes				(5)
Net loss				$ (5)
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Total revenues					1,527
(Loss) income before income taxes					2
Net loss					$ (11)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4